LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of carrying amounts of right of use assets

			Transmission
			installation and
	Land rights	Buildings	equipment	Vehicles	Others	Total
As at January 1, 2024	6,134	462	16,058	519	851	24,024
Additions	1,738	198	7,340	241	920	10,437
Deductions and reclassifications	(152)	(1)	(368)	(2)	(16)	(539)
Depreciation expense	(1,110)	(192)	(3,615)	(266)	(268)	(5,451)
As at December 31, 2024	6,610	467	19,415	492	1,487	28,471
Additions	2,320	138	4,473	413	99	7,443
Deductions and reclassifications	(124)	49	(832)	(12)	—	(919)
Depreciation expense	(1,170)	(193)	(3,950)	(310)	(39)	(5,662)
As at December 31, 2025	7,636	461	19,106	583	1,547	29,333

Schedule of carrying amounts of the lease liabilities and the movements

	2024	2025

As at January 1	20,302	23,925
Accretion of interest	1,348	1,469
Additions (Note 36a)	10,424	7,443
Deductions	(8,149)	(8,345)
As at December 31	23,925	24,492
Current	(5,447)	(5,945)
Non-current	18,478	18,547

Schedule of maturity analysis of lease payments

	2024	2025
No later than a year	6,640	7,201
Later than 1 year and no later than 5 years	14,184	14,676
Later than 5 years	8,411	7,516
Total lease payments	29,235	29,393
Interest	(5,310)	(4,901)
Net present value of lease payments	23,925	24,492
Current	(5,447)	(5,945)
Non-current	18,478	18,547

Schedule of expenses relating to right of use assets

	2024	2025
Depreciation expense of right-of-use assets	5,451	5,662
Expense relating to short-term leases	3,689	4,638
Interest expense on lease liabilities	1,348	1,469
Expense relating to leases of low-value assets	4	16

Schedule of future lease payments and receipts for operating lease agreements

	2024	2025
No later than 1 year	6,222	3,188
Later than 1 year and no later than 5 years	8,502	10,670
Later than 5 years	3,518	4,701
Total	18,242	18,559